Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	June 30, 2025	December 31, 2024
Accounts receivable from third-party customers	$11,575,253	$10,000,866
Less: allowance for credit losses	(405,181)	(367,577)
Account receivable, net	$11,170,072	$9,633,289

	June 30, 2025	December 31, 2024
Accounts receivable from non-state-owned customers	$9,177,228	$7,401,526
Accounts receivable from state-owned customers	2,398,025	2,599,340
Less: allowance for credit losses	(405,181)	(367,577)
Account receivable, net	$11,170,072	$9,633,289

Schedule of Allowance for Credit Losses

Allowance for credit losses movement is as follows:

	June 30, 2025	December 31, 2024
Beginning balance	$367,577	$375,975
Provision	30,265	1,900
Foreign currency translation adjustments	7,339	(10,298)
Ending balance	$405,181	$367,577